SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Apr. 17, 2022	Mar. 31, 2022	Mar. 29, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock options granted		5,000			170,000	172,000
Annual base salary		$ 623,503		$ 579,355	$ 2,321,285	$ 2,169,825
Subsequent Event [Member] | Employment Agreement [Member] | Mr. O'Brien [Member]
Subsequent Event [Line Items]
Annual base salary	$ 500,000
Shares repurchased during period	1,000,000
Share price	$ 7.50
Stock options granted during period	1,000,000
Employee [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options granted			5,000
Employee [Member] | Subsequent Event [Member] | Upon Exercise of Stock Options [Member]
Subsequent Event [Line Items]
Stock options granted			20,500